Expenses by nature and employee benefit expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Investment in film and television programs
Direct production and new media costs	$ 192,143	$ 96,249
Expense of film and television programs	33,554	24,348
Expense of film and broadcast rights for broadcasting	18,546	22,515
Write-down of investment in film and television programs and acquired and library content and impairment of intangible assets (notes 7,8,10)	10,968	1,540
Development, integration and other	10,554	3,435
Impairment of intangible assets	1,059	0
Office and administrative	21,704	20,395
Acquisition costs	0	9,695
Finance expense, net	46,558	40,454
Investor relations and marketing	3,322	2,902
Professional and regulatory	7,804	5,363
Amortization of property and equipment and intangible assets	24,174	17,565
Expenses by nature, excluding benefit expense	386,302	255,002
The following sets out the components of employee benefits expense:
Salaries and employee benefits	50,421	39,606
Share-based compensation	2,950	5,867
Employee benefits expense	53,371	45,473
Expenses	439,673	300,475
Acquired and library content
Investment in film and television programs
Amortization of acquired and library content	$ 15,916	$ 10,541